4. Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
New Standards and Interpretations Applied for First Time

Standard/interpretation	Effective Date [1]
IFRS 16 Leases	January 1, 2019
Amendments to IFRS 9: Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IAS 28: Long-term Interests in Associates and Joint Ventures	January 1, 2019
Annual Improvements to IFRS Standards 2015‑2017 Cycle	January 1, 2019
Amendments to IAS 19: Plan Amendment, Curtailment or Settlement	January 1, 2019
IFRIC 23 Uncertainty over Income Tax Treatments	January 1, 2019

Schedule of right-of-use assets and lease liabilities

New standards and interpretations applied for the first time

The following amendments to standards and new or amended interpretations are effective for annual periods beginning on or before January 1, 2019, and have been applied in preparing these financial statements:

Standard/interpretation	Effective Date [1]
IFRS 16 Leases	January 1, 2019
Amendments to IFRS 9: Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IAS 28: Long-term Interests in Associates and Joint Ventures	January 1, 2019
Annual Improvements to IFRS Standards 2015‑2017 Cycle	January 1, 2019
Amendments to IAS 19: Plan Amendment, Curtailment or Settlement	January 1, 2019
IFRIC 23 Uncertainty over Income Tax Treatments	January 1, 2019

[1] Shall apply for periods beginning on or after the date shown in the effective date column.

Affimed has applied IFRS 16 using the modified retrospective approach, under which the cumulative effect of initial application is recognized in retained earnings as of January 1, 2019. Accordingly, any comparative information presented for any periods in 2018 and 2017 has not been restated – i.e. it is presented, as previously reported, under IAS 17 and related interpretations. The nature and effect of the application of IFRS 16 are summarized below. The other amendments had no effect on the consolidated financial statements of the Company.

The new standard specifies how to recognize, measure, present and disclose lease agreements. The standard provides a single lessee accounting model, requiring lessees to recognize right-of-use assets representing its rights to use the underlying assets and lease liabilities representing its obligation to make lease payments. Lessor accounting remains similar to previous accounting policies.

Under IAS 17, Affimed determined at contract inception whether an arrangement was or contained a lease under IFRIC 4 ´Determining Whether an Arrangement contains a Lease´. Under IFRS 16, Affimed now assesses whether a contract is or contains a lease based on the new definition of a lease. This definition says that a contract is or contains a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.

Summary of impact on transition

January 1, 2019
Right-of-use assets	717
Lease liabilities	717

New Standards and Interpretations Not Yet Adopted

Standard/interpretation	Effective Date [1]
Amendments to References to the Conceptional Framework	January 1, 2020
Amendments to IAS 1 and IAS 8: Definition of Material	January 1, 2020
Amendments to IFRS 9, IAS 39 and IFRS 7: Interest Rate Benchmark Reform	January 1, 2020
Amendments to IFRS 3 Business Combination	January 1, 2020

IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Explanation of difference between operating lease commitments disclosed applying IAS 17 and lease liabilities recognised at date of initial application of IFRS 16 [text block]

January 1, 2019
Operating lease commitment as of December 31, 2018	1,154
Recognition exemption for short-term leases	(98)
Payments for incidental rental costs and other rental payments (Not part of the lease)	(312)
Discounting using the incremental borrowing rate as of January 1, 2019	(27)
Lease liabilities as of January 1, 2019	717